Cash and cash equivalents - Summary of Cash and cash equivalents (Detail) - RUB (₽) ₽ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016	[2]
Disclosure Of Cash And Cash Equivalent [Abstract]
Petty cash	₽ 860	₽ 165
Bank balances	2,012,424	2,788,772
Call Deposits	75,931	72,173
Total cash and cash equivalents	₽ 2,089,215	₽ 2,861,110	[1]	₽ 1,416,008		₽ 324,712

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.
[2]	The Group adopted IFRS 15 at January 1, 2018 using the full retrospective approach. Under the transition method chosen, comparative information is restated. See Note 4.